INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes for the years ended December 31, 2013 and 2012, consists of the following:

	2013	2012
Current Provision
Federal	$—	$—
State	2	(28)
Foreign	25	1,024

Total current provision	27	996

Deferred Expense
Federal	7	15
State	1	3

Total deferred expense	8	18

Total provision for income taxes	$35	$1,014

Schedule of Components of Deferred Income Tax Assets and Liabilities

Components of deferred income tax assets and liabilities at December 31, 2013 and 2012 are as follows:

	2013	2012
Deferred income tax assets:
Net operating losses	$41,537	$37,960
Research and development tax credits	1,196	1,192
Bad debts	39	8
Deferred revenue	4,206	931
Inventories	173	539
Intangible assets and property	3,230	2,828
Stock-based compensation	2,673	2,379
Accrued expenses and other	1,190	798

	54,244	46,635

Deferred income tax liabilities:
Goodwill	148	140
Prepaid expenses	138	123
Deferred costs	2,850	488

	3,136	751

Net deferred income tax assets	(51,108)	(45,884)
Valuation allowance	(51,256)	(46,024)

Carrying value of net deferred liability	$(148)	$(140)

Schedule of Reconciliation of Statutory Federal Income Tax Rate and Company's Effective Income Tax Rate

A reconciliation of the U.S. statutory federal income tax rate and the Company’s effective income tax rate for the years ended December 31, 2013 and 2012 is as follows:

	2013	2012
Federal statutory rate	(34.00)%	(34.00)%
State taxes — net of federal benefit	0.02	0.12
Convertible debt interest expense	0.92	—
Tax credits	(0.02)	(7.40)
Change in fair value of warrants	(0.42)	(29.78)
Other permanent items	(1.42)	(0.64)
Foreign withholding tax	—	11.57
Valuation allowance	35.18	79.68

Effective income tax rate	0.26%	19.55%